                                  CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Janus Investment Fund (the "Registrant"). Registrant's 1933 Act No. is 2-34393 and Registrant's 1940 Act No. is 811-1879.

         2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 111 ("PEA No. 111") on February 27, 2004 pursuant to Rule 485(a)(3) under the 1933 Act for the following funds:

                Janus Balanced Fund                                    Janus Government Money Market Fund -
                Janus Core Equity Fund                                     Institutional Shares
                Janus Enterprise Fund                                  Janus Government Money Market Fund -
                Janus Federal Tax-Exempt Fund                              Investor Shares
                Janus Flexible Income Fund                             Janus Government Money Market Fund -
                Janus Fund                                                 Service Shares
                Janus Global Life Sciences Fund                        Janus Institutional Cash Reserves Fund
                Janus Global Opportunities Fund                        Janus Money Market Fund -
                Janus Global Technology Fund                               Institutional Shares
                Janus Growth and Income Fund                           Janus Money Market Fund -Investor Shares
                Janus High-Yield Fund                                  Janus Money Market Fund -Service Shares
                Janus Mercury Fund                                     Janus Tax-Exempt Money Market Fund -
                Janus Mid Cap Value Fund - Investor Shares                 Institutional Shares
                Janus Mid Cap Value Fund - Institutional Shares        Janus Tax-Exempt Money Market Fund -
                Janus Olympus Fund                                         Investor Shares
                Janus Orion Fund                                       Janus Tax-Exempt Money Market Fund -
                Janus Overseas Fund                                        Service Shares
                Janus Risk-Managed Stock Fund
                Janus Short-Term Bond Fund
                Janus Small Cap Value Fund - Investor Shares
                Janus Small Cap Value Fund - Institutional Shares
                Janus Special Equity Fund
                Janus Twenty Fund
                Janus Venture Fund
                Janus Worldwide Fund

                (collectively, the "Funds")

3.       The text of PEA No. 111 has been filed electronically.


         DATED: March 2, 2004.


                                        JANUS INVESTMENT FUND
                                        on behalf of the Funds



                                        By: /s/ Kelley Abbott Howes
                                           -------------------------------------
                                           Kelley Abbott Howes
                                           Vice President and Secretary